2. COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Fiscal Year Ending June 30:	Amount
2018	$7,688
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	33,314
Less: amount representing interest	3,405
Present value of minimum lease payments	29,909
Less: current portion	8,531
$21,378

Fiscal Year Ending June 30:	Amount
2018	$10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	35,876
Less: amount representing interest	3,921
Present value of minimum lease payments	31,955
Less: current portion	8,391
$23,564